Condensed Interim Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Total	Share Capital	Contributed Surplus	Accumulated Other Comprehensive (Loss) Income	Accumulated Deficit
Beginning balance at Apr. 30, 2023	$ 58,511	$ 117,470	$ 10,796	$ 2,690	$ (72,445)
Beginning balance, shares at Apr. 30, 2023	25,050,260
Shares issued pursuant to option exercise	$ 935	878	(57)
Shares issued pursuant to option exercise, shares	1,265,000
Share-based expense	$ 1,298		1,298
Comprehensive loss for the period	(9,615)			(1,110)	(8,505)
Ending balance at Jan. 31, 2024	$ 51,129	118,348	12,151	1,580	(80,950)
Ending balance, shares at Jan. 31, 2024	26,315,260
Beginning balance at Oct. 31, 2023	$ 53,097	117,470	11,916	1,982	(78,271)
Beginning balance, shares at Oct. 31, 2023	25,050,260
Shares issued pursuant to bought deal offering of common shares	$ 935	878	57
Shares issued pursuant to bought deal offering of common shares, shares	1,265,000
Share-based expense	$ 178		178
Comprehensive loss for the period	(3,081)			402	(2,679)
Ending balance at Jan. 31, 2024	$ 51,129	118,348	12,151	1,580	(80,950)
Ending balance, shares at Jan. 31, 2024	26,315,260
Beginning balance at Apr. 30, 2024	$ 35,678	119,773	12,387	(2,078)	(98,560)
Beginning balance, shares at Apr. 30, 2024	26,944,500
Shares issued pursuant to conversion of convertible debentures	$ 4,370	4,370
Shares issued pursuant to conversion of convertible debentures, shares	5,893,768
Shares issued pursuant to ATM	$ 12,211	12,211
Shares issued pursuant to ATM, shares	12,926,850
Share-based expense	$ 392		392
Comprehensive loss for the period	(27,527)			546	(28,073)
Ending balance at Jan. 31, 2025	$ 25,124	136,354	12,779	2,624	(126,633)
Ending balance, shares at Jan. 31, 2025	45,765,118
Beginning balance at Oct. 31, 2024	$ 32,676	122,313	12,709	(2,766)	(105,112)
Beginning balance, shares at Oct. 31, 2024	30,288,119
Shares issued pursuant to conversion of convertible debentures	$ 3,337	3,337
Shares issued pursuant to conversion of convertible debentures, shares	4,496,448
Shares issued pursuant to ATM	$ 10,704	10,704
Shares issued pursuant to ATM, shares	10,980,551
Share-based expense	$ 70		70
Comprehensive loss for the period	(21,663)			(142)	(21,521)
Ending balance at Jan. 31, 2025	$ 25,124	$ 136,354	$ 12,779	$ 2,624	$ (126,633)
Ending balance, shares at Jan. 31, 2025	45,765,118